Tax credits and grants receivable	12 Months Ended
Nov. 30, 2020
Schedule Of Information About Unused And Unrecorded Non Refundable Federal Tax Credit [Abstract]
Tax credits and grants receivable
8.	Tax credits and grants receivable

2020

Balance as at November 30, 2019	$-

Tax credits and grants recognized in net loss	749

Effect of change in exchange rates	6

Balance as at November 30, 2020	$755
Tax credits receivable comprise grants receivable, and research and development investment tax credits receivable which relate to eligible research and development expenditures under the applicable tax laws. The amounts recorded as receivables are subject to a government tax audit and the final amounts received may differ from those recorded. There are no unfulfilled conditions or contingencies associated with the government assistance received.
The Company has unused and unrecorded non-refundable federal tax credits which may be used to reduce future federal income tax payable and expire as follows:

2024	$458

2025	1,365

2026	1,676

2027	2,309

2028	2,561

2029	1,726

2030	855

2031	598

2032	313

2033	207

2039	193

2040	454

$12,715